BNY Mellon Concentrated Growth ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.8%
Capital Goods — 8.5%
BAE Systems PLC, ADR	33,192	3,769,616
Deere & Co.	4,699	2,784,956
Eaton Corp. PLC	8,889	3,690,713
		10,245,285
Commercial & Professional Services — .1%
Mobility Global, Inc.(a)	3,941	80,318
Consumer Discretionary Distribution & Retail — 10.2%
Amazon.com, Inc.(a)	35,551	9,654,940
The Home Depot, Inc.	7,602	2,523,560
		12,178,500
Consumer Durables & Apparel — .9%
LVMH Moet Hennessy Louis Vuitton SE, ADR	10,355	1,134,287
Financial Services — 17.0%
BlackRock, Inc.	3,393	3,699,693
Blackstone, Inc.	28,677	3,663,487
Intercontinental Exchange, Inc.	16,512	2,517,750
Mastercard, Inc., Cl. A	8,489	4,865,046
S&P Global, Inc.	3,941	1,623,416
Visa, Inc., Cl. A(b)	10,921	3,998,505
		20,367,897
Food, Beverage & Tobacco — 3.2%
Philip Morris International, Inc.	19,942	3,805,332
Insurance — 2.3%
The Progressive Corp.	12,845	2,715,690
Media & Entertainment — 11.1%
Alphabet, Inc., Cl. C	25,784	9,195,864
Meta Platforms, Inc., Cl. A	7,457	4,151,386
		13,347,250
Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
AstraZeneca PLC	13,669	2,318,809
Eli Lilly & Co.	4,808	5,523,623
		7,842,432
Semiconductors & Semiconductor Equipment — 22.5%
ASML Holding NV	2,715	4,422,735
Broadcom, Inc.	8,728	3,397,636
NVIDIA Corp.	57,574	11,557,980
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,786	3,955,991
Texas Instruments, Inc.	13,110	3,614,951
		26,949,293
Software & Services — 9.3%
Intuit, Inc.	6,308	1,993,769
Microsoft Corp.	16,365	7,605,143
ServiceNow, Inc.(a)	14,033	1,560,891
		11,159,803
Technology Hardware & Equipment — 5.2%
Apple, Inc.	20,038	6,189,939
Total Equity Securities - Common Stocks (cost $58,508,251)		116,016,026

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 3.2%
Registered Investment Companies — 3.2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $3,805,156)	3.64	3,805,156	3,805,156
Total Investments (cost $62,313,407)		100.0%	119,821,182
Cash and Receivables (Net)		.0%	23,874
Net Assets		100.0%	119,845,056

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $3,958,231 and the value of the collateral was
$4,043,731, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Concentrated Growth ETF
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	116,016,026	—	—	116,016,026
Investment Companies	3,805,156	—	—	3,805,156
	119,821,182	—	—	119,821,182

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At July 31, 2026, accumulated net unrealized appreciation on investments was $57,507,775, consisting of $59,210,427 gross unrealized appreciation and $1,702,652 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.